Notes Payable and Convertible Notes - Summary of Borrowings from Business Acquisition and Others (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Amounts	$ 7,382	$ 9,085
Healthy Pharms Inc [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Terms	Secured promissory note originally due November 13, 2019, renegotiated in 2020. See Note 29. No interest on the note.
Amounts	$ 5,429	$ 9,085
Om Medicine LLC [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Terms	Unsecured promissory note, principal due upon completion of tax deliverables.
Amounts	$ 1,058
PHX Interactive LLC [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Terms	Unsecured promissory note, principal due upon completion of tax deliverables.
Amounts	$ 134
Arkansas Entities [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Terms	Unsecured promissory note, monthly interest payments at 12% per annum
Amounts	$ 561
Other Loans [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Terms	Various
Amounts	$ 200